Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements
Fair Value Measurements

The FASB ASC guidance establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1       -       Quoted prices in active markets for identical assets or liabilities.

Level 2       -       Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3       -       Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company utilizes the market approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

The following table sets out the Company's financial assets and (liabilities) measured on a recurring basis at fair value, by level within the hierarchy as at December 31, 2011 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	1,112			1,112
Marketable equity securities	82			82
Mandatory convertible bonds	(760)			(760)
Embedded derivatives		(1)		(1)
Option component of convertible bonds		(92)		(92)

The Company's cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash instruments that are valued based on quoted market prices in active markets are primarily money market securities. Due to the short maturity of cash, carrying amounts approximate fair values.

The Company's marketable equity securities (see Note 15) are included in Other long-term assets in the Company's consolidated balance sheet. They consist of investments in ordinary shares and are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The fair value of the marketable equity securities is calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.

The Company's mandatory convertible bonds (see Note 18) are included in debt at fair value in the Company's consolidated balance sheet. The bonds are valued using quoted market prices in an active market and as such are classified within Level 1 of the fair value hierarchy. The fair value of the bonds is calculated as the quoted market price of the bond multiplied by the quantity of bonds issued by the Company.

Embedded derivatives and the conversion features of convertible bonds are included as derivatives on the balance sheet. Such instruments are typically classified within Level 2 of the fair value hierarchy.

The following inputs were used in the valuation of the conversion features of convertible bonds as at December 31:

2011

Market quoted bond price (percent)	111.50
Fair value of bond excluding conversion feature (percent)	98.90
Fair value of conversion feature (percent)	12.60
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bonds including the option component (bond price) and the price excluding the option component (bond floor price).

Items measured at fair value on a non-recurring basis

					2011
					$
During 2011, the Company fully impaired and wrote-off certain assets in South Africa and Continental Africa. This resulted in a loss, which is included in earnings for the period, of:					17

See “Note 5 - Costs and expenses: Impairment of assets” for additional information.

In 2011, the Company fully impaired its equity method investments in Margaret Water Company, Orpheo (Proprietary) Limited and Société d’Exploitation des Mines d'Or de Yatela S.A. In addition, the Company impaired its listed associate Mariana Resources Limited, to fair value of $7 million. See Note 15. This resulted in a loss, which is included in equity income in associates, of:					10

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets abandoned	-				(17)
Associates and equity accounted joint ventures	7	7			(10)
	7	7	-	-	(27)